Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued.

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Successor [Member]
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

As described in Note 1, the Company completed the Business Combination on October 23, 2020.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, except as indicated below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

On October 30, 2020, the Company, along with Mr. Burns, Mr. LaFleur, Mr. Post and Mr. Schmidt, as the executive officers, and certain of Company employees, were named as defendants in a lawsuit filed by Karma Automotive LLC ("Karma") in the United States District Court for the Central District of California ("District Court"). The lawsuit asserts claims against us and the executive officers under (i) federal law for violation of the Computer Fraud and Abuse Act and the Defend Trade Secrets Act, (ii) California law for misappropriation of trade secrets and unfair competition and (iii) common law for breach of contract and tortious interference with contract. These claims are made in connection with consideration by the Company of a venture with Karma regarding Karma's development of an infotainment system for the Endurance and assert that the Company unlawfully poached key Karma employees and misappropriated Karma's trade secrets and other confidential information. Karma is seeking injunctive relief and various types of damages. On November 6, 2020, the District Court denied Karma's request for a temporary restraining order.

The Company is continuing to evaluate the matters asserted in the lawsuit but intend to vigorously defend against these claims and believe have strong defenses to the claims and the damages demanded. At this time, however, we cannot predict the outcome of this matter or estimate the possible loss or range of possible loss, if any. The proceedings are subject to uncertainties inherent in the litigation process.